United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Tax Free Instruments Trust

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--101.3%1
		Alabama--2.4%
$7,600,000		Greater Montgomery, AL Educational Building Authority, (Series 2003-A) Weekly VRDNs (Saint James School)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	$7,600,000
3,455,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	3,455,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 3.100%, 7/2/2009	15,500,000
6,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	6,000,000
10,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	10,000,000
46,600,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 7/1/2009	46,600,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.320%, 7/2/2009	3,380,000
17,900,000	2,3	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 7/2/2009	17,900,000
		TOTAL	110,435,000
		Alaska--3.4%
10,760,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.180%, 7/2/2009	10,760,000
40,000,000		Alaska State Housing Finance Corp., (Series 2007D) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.250%, 7/2/2009	40,000,000
12,905,000	2,3	Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.360%, 7/1/2009	12,905,000
8,540,000	2,3	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.250%, 7/2/2009	8,540,000
25,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	25,016,736
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.350%, 7/1/2009	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.350%, 7/1/2009	17,500,000
		TOTAL	157,321,736
		Arizona--0.7%
480,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 7/2/2009	480,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.400%, 7/2/2009	3,000,000
14,000,000	2,3	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 7/2/2009	14,000,000
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.570%, 7/1/2009	9,125,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/ (Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.670%, 7/1/2009	4,000,000
		TOTAL	30,605,000
		California--7.3%
8,035,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.250%, 7/2/2009	8,035,000
34,850,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.300%, 7/1/2009	34,850,000
11,075,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 7/2/2009	11,075,000
19,500,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.250%, 7/1/2009	19,500,000
10,500,000		California State, (Series 2003C-1) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.200%, 7/2/2009	10,500,000
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.300%, 7/2/2009	9,900,000
49,500,000	2,3	Golden State Tobacco Securitization Corp., CA, EAGLES (Series 2007-0109) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.400%, 7/2/2009	49,500,000
11,450,000	2,3	Grossmont-Cuyamaca, CA Community College District, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.300%, 7/2/2009	11,450,000
30,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	30,000,000
36,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 7/2/2009	36,330,000
13,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 7/1/2009	13,900,000
16,800,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.130%, 7/2/2009	16,800,000
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.280%, 7/2/2009	9,670,000
5,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.330%, 7/2/2009	5,000,000
20,300,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.340%, 7/2/2009	20,300,000
5,000,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 7/2/2009	5,000,000
9,290,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 7/1/2009	9,290,000
17,810,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.340%, 7/1/2009	17,810,000
10,000,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.300%, 7/1/2009	10,000,000
11,000,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.180%, 7/2/2009	11,000,000
		TOTAL	339,910,000
		Colorado--1.2%
1,750,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 7/2/2009	1,750,000
420,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 2.850%, 7/2/2009	420,000
6,250,000	2,3	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.550%, 7/2/2009	6,250,000
25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.400%, 7/1/2009	25,000,000
21,390,000	2,3	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 7/2/2009	21,390,000
		TOTAL	54,810,000
		Connecticut--1.8%
800,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.170%, 7/1/2009	800,000
7,000,000		Connecticut Development Authority, (Series 1999), 1.70% CP (New England Power Co.), Mandatory Tender 7/13/2009	7,000,000
2,600,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 0.170%, 7/2/2009	2,600,000
10,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/ (Bank of America N.A. LOC), 0.260%, 7/2/2009	10,400,000
6,130,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 0.200%, 7/1/2009	6,130,000
3,000,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.260%, 7/2/2009	3,000,000
3,600,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 7/2/2009	3,600,000
4,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.350%, 7/1/2009	4,000,000
6,300,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 7/2/2009	6,300,000
8,200,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.250%, 7/1/2009	8,200,000
1,200,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.260%, 7/1/2009	1,200,000
16,710,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.500%, 7/2/2009	16,710,000
6,000,000		Easton, CT, 3.25% BANs, 11/6/2009	6,020,571
2,700,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	2,708,634
5,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	5,018,649
		TOTAL	83,687,854
		Delaware--0.3%
7,490,000		Delaware EDA, (Series 2001) Weekly VRDNs (St. Anne's Episcopal School, DE)/(Wilmington Trust Co. LOC), 2.900%, 7/2/2009	7,490,000
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(Wilmington Trust Co. LOC), 2.900%, 7/2/2009	6,900,000
		TOTAL	14,390,000
		District of Columbia--0.2%
8,330,000	2,3	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.260%, 7/1/2009	8,330,000
		Florida--6.7%
4,050,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center Project)/(Regions Bank, Alabama LOC), 3.500%, 7/1/2009	4,050,000
7,630,000	2,3	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.320%, 7/2/2009	7,630,000
4,800,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/3/2009	4,800,000
7,922,000		Florida Local Government Finance Commission, (Series A), 0.50% CP (Wachovia Bank N.A. LOC), Mandatory Tender 8/12/2009	7,922,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.950%, 7/2/2009	10,000,000
28,460,000		Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist Health System, Inc.)/(SunTrust Bank LOC), 0.900%, 7/1/2009	28,460,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.670%, 7/2/2009	3,800,000
64,000,000		Lakeland, FL Energy Systems, (Series 2008 B) Daily VRDNs (SunTrust Bank LOC), 0.900%, 7/1/2009	64,000,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 2.500%, 7/1/2009	12,300,000
9,300,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/ (Key Bank, N.A. LOC), 2.200%, 7/2/2009	9,300,000
16,220,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 2.500%, 7/1/2009	16,220,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.200%, 7/2/2009	32,565,000
10,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	10,000,000
42,795,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.900%, 7/1/2009	42,795,000
4,125,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.900%, 7/1/2009	4,125,000
9,610,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 2.320%, 7/1/2009	9,610,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/3/2009	10,000,000
14,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 2.500%, 7/1/2009	14,895,000
19,655,000		Volusia County, FL Health Facilities Authority, (Series 1994A) Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC), 2.470%, 7/2/2009	19,655,000
		TOTAL	312,127,000
		Georgia--2.0%
14,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.900%, 7/1/2009	14,850,000
22,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 2.650%, 7/2/2009	22,000,000
10,000,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.320%, 7/2/2009	10,000,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.400%, 7/2/2009	12,700,000
4,150,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 2.500%, 7/1/2009	4,150,000
9,600,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 7/2/2009	9,600,000
300,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.320%, 7/1/2009	300,000
10,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.900%, 7/1/2009	10,000,000
1,590,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.420%, 7/2/2009	1,590,000
3,600,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 7/2/2009	3,600,000
2,565,000		Valdosta & Lowndes Countys, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	2,565,000
		TOTAL	91,355,000
		Hawaii--0.3%
10,425,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.250%, 7/2/2009	10,425,000
4,255,000	2,3	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 7/2/2009	4,255,000
		TOTAL	14,680,000
		Idaho--1.2%
12,990,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.600%, 7/1/2009	12,990,000
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center)/(Harris, N.A. LOC), 0.220%, 7/2/2009	18,000,000
25,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	25,521,250
		TOTAL	56,511,250
		Illinois--6.2%
17,500,000	2,3	Chicago, IL Board of Education, EAGLES (Series 2008-049) Weekly VRDNs (FSA INS)/ (Citigroup Financial Products, Inc. LIQ), 0.800%, 7/2/2009	17,500,000
4,185,000	2,3	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.420%, 7/2/2009	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.750%, 7/2/2009	13,900,000
20,615,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.230%, 7/1/2009	20,615,000
12,425,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	12,425,000
21,500,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.200%, 7/1/2009	21,500,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/ (JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.350%, 7/1/2009	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.500%, 7/2/2009	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 7/1/2009	30,510,000
4,880,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/ (Northern Trust Co., Chicago, IL LOC), 0.220%, 7/2/2009	4,880,000
10,300,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/ (Bank of America N.A. LOC), 0.350%, 7/1/2009	10,300,000
3,750,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.150%, 7/2/2009	3,750,000
1,800,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.200%, 7/2/2009	1,800,000
20,230,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/ (FSA INS)/(Harris, N.A. LIQ), 0.310%, 7/2/2009	20,230,000
14,900,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.250%, 7/1/2009	14,900,000
17,685,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 7/2/2009	17,685,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 7/2/2009	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 7/2/2009	20,000,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 7/1/2009	5,700,000
25,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.820%, 7/2/2009	25,000,000
3,440,000	2,3	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.600%, 7/2/2009	3,440,000
5,195,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 7/1/2009	5,195,000
665,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.340%, 7/2/2009	665,000
		TOTAL	289,755,000
		Indiana--2.3%
10,835,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.500%, 7/3/2009	10,835,000
15,468,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,537,068
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.450%, 7/2/2009	8,850,000
590,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.700%, 7/2/2009	590,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.450%, 7/2/2009	9,500,000
1,020,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.700%, 7/2/2009	1,020,000
12,200,000		Indiana Finance Authority, (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/ (Bank of New York LOC), 0.300%, 7/1/2009	12,200,000
10,945,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/3/2009	10,945,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 0.900%, 7/1/2009	3,100,000
5,150,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 0.570%, 7/1/2009	5,150,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.500%, 7/1/2009	3,250,000
9,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-4) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.550%, 7/1/2009	9,500,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 7/2/2009	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.200%, 7/2/2009	5,250,000
2,540,000	2,3	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.360%, 7/1/2009	2,540,000
4,175,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.250%, 7/2/2009	4,175,000
		TOTAL	107,442,068
		Iowa--1.7%
5,000,000		Iowa Finance Authority - Health Facilities, (Series 2009C) Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.280%, 7/1/2009	5,000,000
25,000,000		Iowa Finance Authority - Health Facilities, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.500%, 7/1/2009	25,000,000
500,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/2/2009	500,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.450%, 7/2/2009	27,685,000
22,500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/ (Northern Trust Co., Chicago, IL LOC), 0.260%, 7/2/2009	22,500,000
		TOTAL	80,685,000
		Kansas--0.7%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.600%, 7/2/2009	6,000,000
12,615,000		Olathe, KS, 2.50% BANs, 12/1/2009	12,615,000
12,340,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	12,343,023
		TOTAL	30,958,023
		Kentucky--0.5%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/2/2009	12,000,000
2,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 1.000%, 7/2/2009	2,740,000
2,900,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 3.100%, 7/2/2009	2,900,000
6,290,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 7/1/2009	6,290,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/2/2009	100,000
		TOTAL	24,030,000
		Louisiana--3.3%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.750%, 7/2/2009	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.490%, 7/1/2009	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.380%, 7/2/2009	11,520,000
25,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/1/2009	25,000,000
54,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.370%, 7/1/2009	54,000,000
2,865,000		Louisiana Public Facilities Authority, (Series 1996) Weekly VRDNs (Gulf Breeze Hotel)/ (Regions Bank, Alabama LOC), 4.000%, 7/1/2009	2,865,000
6,250,000		Louisiana Public Facilities Authority, (Series 2008D-2) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 7/1/2009	6,250,000
30,575,000	2,3	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.380%, 7/2/2009	30,575,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/ (SunTrust Bank LOC), 0.900%, 7/1/2009	11,200,000
		TOTAL	156,410,000
		Maine--0.5%
8,000,000		Falmouth, ME, 1.75% BANs, 12/30/2009	8,047,551
7,875,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.360%, 7/2/2009	7,875,000
9,000,000		Portland, ME, 2.50% BANs, 12/30/2009	9,060,195
		TOTAL	24,982,746
		Maryland--0.4%
3,843,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 7/7/2009	3,843,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 7/2/2009	15,000,000
		TOTAL	18,843,000
		Massachusetts--5.0%
1,900,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.270%, 7/2/2009	1,900,000
5,500,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 7/2/2009	5,500,000
23,525,000	2,3	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.260%, 7/1/2009	23,525,000
8,500,000		Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/21/2009	8,503,478
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.200%, 7/1/2009	5,000,000
5,600,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.300%, 7/2/2009	5,600,000
1,170,000		Massachusetts Development Finance Agency, (Series U-5A) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 0.300%, 7/1/2009	1,170,000
7,685,000	2,3	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 7/2/2009	7,685,000
10,000,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.430%, 7/2/2009	10,000,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.200%, 7/2/2009	12,600,000
11,940,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 7/2/2009	11,940,000
17,500,000		Massachusetts IFA, (Series 1992B), 1.10% CP (New England Power Co.), Mandatory Tender 7/1/2009	17,500,000
1,000,000		Massachusetts IFA, (Series 1992B), 1.20% CP (New England Power Co.), Mandatory Tender 7/14/2009	1,000,000
17,000,000		Massachusetts IFA, (Series 1992B), 1.25% CP (New England Power Co.), Mandatory Tender 7/14/2009	17,000,000
7,560,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 3.000%, 7/2/2009	7,560,000
12,000,000		Massachusetts School Building Authority, (Series A), 0.43% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/12/2009	12,000,000
4,000,000		Massachusetts School Building Authority, (Series A), 0.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 7/1/2009	4,000,000
2,200,000	2,3	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.550%, 7/2/2009	2,200,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.500%, 7/2/2009	8,000,000
12,680,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 0.300%, 7/1/2009	12,680,000
7,500,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.500%, 7/1/2009	7,500,000
11,065,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 2.950%, 7/2/2009	11,065,000
13,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 7/1/2009	13,000,000
11,415,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 7/2/2009	11,415,000
5,000,000		New Bedford, MA, 1.25% BANs, 2/12/2010	5,013,739
12,287,000		West Springfield, MA, 1.50% BANs, 6/17/2010	12,386,732
		TOTAL	235,743,949
		Michigan--1.7%
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.530%, 7/2/2009	1,695,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/1/2009	5,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/1/2009	5,000,000
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 7/1/2009	8,600,000
30,000,000		Michigan State, 3.00% RANs, 9/30/2009	30,069,823
29,300,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 7/2/2009	29,300,000
		TOTAL	79,664,823
		Minnesota--0.1%
420,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/2/2009	420,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.380%, 7/2/2009	5,900,000
		TOTAL	6,320,000
		Mississippi--1.8%
30,745,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 3.100%, 7/3/2009	30,745,000
7,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	7,000,000
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 7/2/2009	10,000,000
12,870,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	12,870,000
5,260,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.440%, 7/2/2009	5,260,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.520%, 7/2/2009	3,500,000
13,380,000		Mississippi Hospital Equipment & Facilities Authority, (Series 2007) Weekly VRDNs (Grenada Lake Medical Center)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	13,380,000
		TOTAL	82,755,000
		Missouri--3.1%
490,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 7/2/2009	490,000
14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Citibank NA, New York LIQ), 0.620%, 7/1/2009	14,185,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 1.820%, 7/1/2009	14,100,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.290%, 7/1/2009	25,000,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Dexia Credit Local LIQ), 1.820%, 7/1/2009	23,000,000
19,110,300		Missouri State Housing Development Commission, 0.360% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	19,110,300
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 7/2/2009	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.550%, 7/1/2009	4,300,000
19,575,000	2,3	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 7/2/2009	19,575,000
		TOTAL	145,760,300
		Multi-State--1.2%
4,350,000	2,3	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.800%, 7/2/2009	4,350,000
6,430,000	2,3	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.400%, 7/2/2009	6,430,000
24,655,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/ (GTD by FHLMC)/(FHLMC LIQ), 0.400%, 7/2/2009	24,655,000
20,460,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A) Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(GTD by WestLB AG LIQ), 4.500%, 7/1/2009	20,460,000
		TOTAL	55,895,000
		Nebraska--0.0%
1,570,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.650%, 7/2/2009	1,570,000
175,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/2/2009	175,000
145,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 7/2/2009	145,000
		TOTAL	1,890,000
		Nevada--2.0%
25,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	25,000,000
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.900%, 7/1/2009	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.500%, 7/1/2009	9,000,000
6,980,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.280%, 7/1/2009	6,980,000
21,605,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.500%, 7/1/2009	21,605,000
		TOTAL	92,585,000
		New Hampshire--0.1%
5,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 2.000%, 7/1/2009	5,000,000
		New Jersey--3.6%
9,347,000		Berkeley Township, NJ, 3.50% BANs, 11/19/2009	9,382,193
5,700,000		Bernards Township, NJ, 3.50% BANs, 10/29/2009	5,722,907
4,300,000		Carteret, NJ, 3.50% BANs, 10/23/2009	4,313,094
9,200,000		Cherry Hill, NJ, 3.50% BANs, 10/20/2009	9,234,029
19,720,000	2,3	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 7/2/2009	19,720,000
5,755,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	5,764,366
9,000,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	9,052,531
11,804,238		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	11,844,304
15,088,000		Montclair Township, NJ, 1.50% BANs, 3/12/2010	15,160,857
9,770,192		Mount Holly Township, NJ, (Series 2008C), 3.75% BANs, 11/17/2009	9,788,175
4,660,000		Neptune Township, NJ, 3.50% BANs, 11/6/2009	4,667,931
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.220%, 7/2/2009	5,000,000
5,000,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	5,014,179
12,525,000		Robbinsville Township, NJ, 2.75% BANs, 9/24/2009	12,542,110
6,580,000		Somers Point, NJ, (Series 2008A), 2.75% BANs, 7/1/2009	6,580,000
9,180,000	2,3	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.260%, 7/2/2009	9,180,000
1,898,000		West Orange Township, NJ, 3.50% BANs, 11/30/2009	1,909,855
3,907,000		Wharton Borough, NJ, 4.50% BANs, 10/23/2009	3,912,857
9,637,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	9,751,680
9,140,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	9,140,394
		TOTAL	167,681,462
		New Mexico--0.3%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/2/2009	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.370%, 7/1/2009	11,000,000
		TOTAL	13,000,000
		New York--1.0%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,507,126
10,500,000		Broome County, NY, 2.25% BANs, 4/16/2010	10,553,125
16,500,000		Homer, NY CSD, 2.75% BANs, 8/14/2009	16,514,620
4,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.300%, 7/1/2009	4,000,000
9,150,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.280%, 7/1/2009	9,150,000
		TOTAL	47,724,871
		North Carolina--4.5%
3,200,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.270%, 7/2/2009	3,200,000
4,015,000		Charlotte, NC, (Series 2005), 0.80% CP, Mandatory Tender 9/10/2009	4,015,000
34,295,000		Charlotte, NC, (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	34,295,000
39,785,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 2.250%, 7/2/2009	39,785,000
2,730,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	2,730,000
7,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.320%, 7/2/2009	7,220,000
6,495,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	6,495,000
845,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.270%, 7/2/2009	845,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	1,500,000
7,620,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	7,620,000
9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	9,000,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	2,800,000
2,330,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 7/1/2009	2,330,000
4,305,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 2.150%, 7/2/2009	4,305,000
20,030,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 3.100%, 7/2/2009	20,030,000
3,200,000		North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.220%, 7/2/2009	3,200,000
7,000,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.280%, 7/1/2009	7,000,000
9,900,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.350%, 7/1/2009	9,900,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	5,000,000
4,900,000		North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.180%, 7/1/2009	4,900,000
1,400,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.210%, 7/7/2009	1,400,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.240%, 7/2/2009	5,000,000
1,145,000		North Carolina State, (Series 2002F) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.180%, 7/1/2009	1,145,000
5,500,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.590%, 7/1/2009	5,500,000
14,850,000	2,3	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 7/2/2009	14,850,000
6,500,000		Winston-Salem, NC Water & Sewer System, (Series 2002B) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.250%, 7/1/2009	6,500,000
		TOTAL	210,565,000
		Ohio--4.0%
620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.180%, 7/1/2009	620,000
8,000,000	2,3	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 0.560%, 7/1/2009	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 3.150%, 7/2/2009	5,900,000
23,315,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.500%, 7/2/2009	23,315,000
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.500%, 7/2/2009	9,500,000
7,870,000		Lucas County, OH Facilities Improvement Revenue Bonds, (Series 2002) Weekly VRDNs (Toledo Zoological Society)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 7/3/2009	7,870,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 0.900%, 7/1/2009	13,565,000
10,990,000	2,3	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank plc, London LOC), 0.360%, 7/2/2009	10,990,000
25,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/ (JPMorgan Chase Bank, N.A. LOC), 0.200%, 7/1/2009	25,000,000
10,000,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/ (JPMorgan Chase Bank, N.A. LOC), 0.200%, 7/1/2009	10,000,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.950%, 7/1/2009	30,000,000
24,380,000	2,3	Ohio State Higher Educational Facilities, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 7/2/2009	24,380,000
15,125,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.500%, 7/2/2009	15,125,000
4,900,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.950%, 7/2/2009	4,900,000
		TOTAL	189,165,000
		Oklahoma--0.4%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.380%, 7/1/2009	19,200,000
		Oregon--0.2%
10,175,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.320%, 7/1/2009	10,175,000
		Pennsylvania--4.6%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.100%, 7/2/2009	5,000,000
15,000,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/ (Fulton Bank LOC), 3.000%, 7/2/2009	15,000,000
7,775,000	2,3	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.220%, 7/2/2009	7,775,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.400%, 7/2/2009	500,000
26,020,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.550%, 7/1/2009	26,020,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.270%, 7/2/2009	19,200,000
47,200,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.700%, 7/2/2009	47,200,000
25,620,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 7/2/2009	25,620,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 7/2/2009	71,225,000
		TOTAL	217,540,000
		Puerto Rico--0.2%
10,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	10,010,656
		Rhode Island--0.2%
5,075,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 7/2/2009	5,075,000
3,955,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 7/2/2009	3,955,000
		TOTAL	9,030,000
		South Carolina--1.1%
7,855,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Regions Bank, Alabama LOC), 0.900%, 7/2/2009	7,855,000
7,400,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.320%, 7/1/2009	7,400,000
2,500,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.290%, 7/2/2009	2,500,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 7/2/2009	2,300,000
16,000,000	2,3	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	16,001,547
10,000,000	2,3	South Carolina State Public Service Authority, ROCs (Series 10288) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 0.500%, 7/2/2009	10,000,000
7,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.210%, 7/1/2009	7,000,000
		TOTAL	53,056,547
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.600%, 7/2/2009	1,000,000
		Tennessee--1.9%
43,330,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.720%, 7/2/2009	43,330,000
1,800,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/ (SunTrust Bank LOC), 2.500%, 7/1/2009	1,800,000
2,200,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	2,200,000
20,770,000		Johnson City, TN Health & Education Facilities Board, (Series 2008A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 4.000%, 7/1/2009	20,770,000
5,700,000		Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	5,700,000
4,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 2.450%, 7/1/2009	4,995,000
9,705,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.390%, 7/1/2009	9,705,000
		TOTAL	88,500,000
		Texas—12.9%
8,605,000	2,3	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.310%, 7/1/2009	8,605,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.380%, 7/1/2009	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.370%, 7/2/2009	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%	900,000
4,705,000	2,3	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 7/2/2009	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 0.440%, 7/2/2009	25,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/28/2010	20,000,000
4,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.200%, 7/1/2009	4,000,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/ (Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.370%, 7/2/2009	12,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 7/1/2009	955,000
11,400,000		Harrison County, TX HFDC, (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	11,400,000
17,500,000	2,3	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 0.300%, 7/2/2009	17,500,000
20,100,000	2,3	Houston, TX Combined Utility System, ROCs (Series 12096) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.550%, 7/2/2009	20,100,000
6,525,000	2,3	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.500%, 7/2/2009	6,525,000
5,000,000		Houston, TX, (Series E-1), 0.63% CP, Mandatory Tender 8/26/2009	5,000,000
10,000,000		Houston, TX, (Series H-2), 0.65% CP, Mandatory Tender 7/7/2009	10,000,000
53,825,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/ (FSA INS)/(Bank of New York LIQ), 0.500%, 7/1/2009	53,825,000
2,925,000	2,3	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.550%, 7/2/2009	2,925,000
33,535,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 2.850%, 7/1/2009	33,535,000
33,300,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.500%, 7/1/2009	33,300,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.330%, 7/1/2009	21,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 7/1/2009	19,900,000
7,000,000	2,3	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.350%, 7/2/2009	7,000,000
19,465,000	2,3	Texas Municipal Gas Acquisition & Supply Corp. II, (MT-549) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.950%, 7/2/2009	19,465,000
20,000,000	2,3	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.950%, 7/2/2009	20,000,000
33,750,000	2,3	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.950%, 7/2/2009	33,750,000
35,000,000	2,3	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.450%, 7/2/2009	35,000,000
20,000,000	2,3	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 0.450%, 7/2/2009	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 7/2/2009	15,000,000
4,695,000	2,3	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 0.300%, 7/2/2009	4,695,000
8,400,000	2,3	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 7/2/2009	8,400,000
94,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	94,202,844
		TOTAL	603,487,844
		Utah--0.7%
8,425,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.) /(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 7/1/2009	8,425,000
12,500,000	2,3	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.280%, 7/2/2009	12,500,000
9,000,000		Salt Lake Valley, UT Fire Service Area, (Series 2009), 1.50% TRANs, 12/31/2009	9,024,541
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.600%, 7/2/2009	2,600,000
		TOTAL	32,549,541
		Vermont--0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 0.180%, 7/1/2009	9,115,000
		Virginia--1.8%
6,000,000		Albemarle County, VA EDA, (Series 2008) Weekly VRDNs (St. Anne's-Belfield, Inc.)/ (SunTrust Bank LOC), 2.500%, 7/1/2009	6,000,000
7,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.330%, 7/2/2009	7,000,000
2,065,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 1.350%, 7/1/2009	2,065,000
2,870,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 1.750%, 7/7/2009	2,870,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 7/2/2009	3,300,000
5,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.300%, 7/1/2009	5,500,000
4,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.220%, 7/2/2009	4,000,000
23,590,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.750%, 7/2/2009	23,590,000
14,625,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 7/1/2009	14,625,000
7,500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.320%, 7/1/2009	7,500,000
7,570,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/ (Regions Bank, Alabama LOC), 4.000%, 7/1/2009	7,570,000
		TOTAL	84,020,000
		Washington--2.0%
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.370%, 7/2/2009	2,600,000
19,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.370%, 7/2/2009	19,000,000
11,500,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 3.150%, 7/2/2009	11,500,000
5,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	5,006,853
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	10,130,124
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.370%, 7/2/2009	7,895,000
2,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.440%, 7/1/2009	2,000,000
14,745,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.300%, 7/1/2009	14,745,000
20,875,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School), 1.350%, 7/2/2009	20,875,000
		TOTAL	93,751,977
		West Virginia--1.6%
44,945,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 3.100%, 7/2/2009	44,945,000
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.70% CP (Virginia Electric & Power Co.), Mandatory Tender 7/13/2009	10,500,000
21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 7/14/2009	21,500,000
		TOTAL	76,945,000
		Wisconsin--2.0%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.550%, 7/2/2009	2,650,000
21,165,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.250%, 7/2/2009	21,165,000
15,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.250%, 7/2/2009	15,500,000
6,670,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	6,670,000
23,390,000	2,3	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 7/2/2009	23,390,000
25,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	25,482,750
		TOTAL	94,857,750
		TOTAL MUNICIPAL INVESTMENTS–101.3% (AT AMORTIZED COST)4

4,744,258,397

OTHER ASSETS AND LIABILITIES – NET – (1.3)%5

(61,043,855)

TOTAL NET ASSETS--100%

$
4,683,214,542

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.3% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At June 30, 2009, these restricted securities amounted to $649,611,547, which represented 13.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At June 30, 2009, these liquid restricted securities amounted to $649,611,547, which represented 13.9% of total net assets.

4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At June 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
98.2%	1.8%

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities
Short-Term Municipals	$---	$4,744,258,397	$---

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009